Property, Plant And Equipment (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 14,132
Additions	4,147		$ 4,271
Balance	18,640		14,132
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	21,084		16,364
Additions	5,497		5,670
Disposals	(76)		(948)
Foreign currency translation	5		(2)
Balance	26,510		21,084
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	331		319
Additions	21		25
Disposals	0		(11)
Foreign currency translation	5		(2)
Balance	357		331
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,952		12,403
Additions	4,858	[1]	5,395
Disposals	0		(846)
Foreign currency translation	0		0
Balance	21,810		16,952
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	350		267
Additions	99		174
Disposals	(76)		(91)
Foreign currency translation	0		0
Balance	373		350
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,451		3,375
Additions	519		76
Disposals	0		0
Foreign currency translation	0		0
Balance	3,970		3,451
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(6,952)		(7,136)
Additions	990		753
Disposals	76		935
Foreign currency translation	4		(2)
Balance	(7,870)		(6,952)
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(194)		(184)
Additions	19		23
Disposals	0		11
Foreign currency translation	4		(2)
Balance	(217)		(194)
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,928)		(4,266)
Additions	468		495
Disposals	0		833
Foreign currency translation	0		0
Balance	(4,396)		(3,928)
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(129)		(155)
Additions	99		65
Disposals	76		91
Foreign currency translation	0		0
Balance	(152)		(129)
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,701)		(2,531)
Additions	404		170
Disposals	0		0
Foreign currency translation	0		0
Balance	(3,105)		(2,701)
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	14,132
Balance	18,640		14,132
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	137
Balance	140		137
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,024
Balance	17,414		13,024
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	221
Balance	221		221
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	750
Balance	$ 865		$ 750

[1]	Including new facility costs in the amount of 4,147 for 2025 and 4,271 for 2024.